DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			4 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares M shares	Dec. 31, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares				$ 10.10
Proceeds from issuance initial public offering					$ (207,000,000)
Proceeds from sale of Private Placement Units			$ 7,960,000
Transaction Costs		$ 4,012,520
Underwriting fees		3,600,000
Other offering costs		412,520
Cash and Cash Equivalents, at Carrying Value		1,509,600	1,361,137	$ 207,915	1,361,137
Cash and marketable securities held in Trust Account	$ 209,070,000	$ 181,800,000	209,086,874	213,475,172	$ 209,086,874
Proceeds from Related Party Debt			250	$ 2,070,000
Condition for future business combination number of businesses minimum | item				1
Condition for future business combination number of combinations minimum | item				1
Payments For Investment Of Cash In Trust Account	$ 27,270,000		$ (209,070,000)	$ (2,070,000)
Condition for future business combination use of proceeds percentage				80
Condition for future business combination threshold Percentage Ownership				50
Condition For Future Business Combination Threshold Net Tangible Assets				$ 5,000,001
Redemption limit percentage without prior consent				20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Months to complete acquisition | M				12
Months to complete acquisition, extension | M				18
Number of times to extend business acquisition | item				2
Length of business acquisition extension | M				3
Redemption period upon closure				10 days
Maximum Allowed Dissolution Expenses				$ 100,000
Advance notice for acquisition extension				5 days
Price per unit cost to extend acquisition period | $ / shares				$ 0.20
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares	81,000		796,000		796,000
Price of warrant | $ / shares	$ 10.00
Proceeds from issuance initial public offering and from sale of private placement units	$ 27,810,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		18,000,000
Shares Issued Price Per Share | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 180,000,000
IPO [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares	$ 10.10
Aggregate number of shares of common stock into which Rights may be converted | shares				2,070,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares		715,000
Price of warrant | $ / shares		$ 10.00
Proceeds from sale of Private Placement Units		$ 7,150,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	2,700,000	2,700,000
Shares Issued Price Per Share | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 27,000,000
Transaction Costs	$ 540,000
Payments to extend business acquisition deadline, per extension				$ 2,070,000
Price per unit cost to extend acquisition period | $ / shares				$ 0.10
Total payments to extend business acquisition deadline				$ 4,140,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares of common stock into which Rights may be converted | shares	81,000
Price of warrant | $ / shares	$ 10.00
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued Price Per Share | $ / shares				$ 10.00
Aggregate purchase price			$ 25,000
Proceeds from Related Party Debt		$ 1,800,000